Goodwill	12 Months Ended
Dec. 31, 2022
Goodwill
Goodwill

(6)   Goodwill

Details of and movement in this caption of the consolidated balance sheet at 31 December 2022 were as follows:

			Thousands of Euros
			Balance at	Business			Translation	Balance at
	Segment	Reference	31/12/2021	Combination	Disposals	Transfers	differences	31/12/2022
Net value
Grifols UK.Ltd. (UK)	Biopharma		8,185	—	—	—	(438)	7,747
Grifols Italia.S.p.A. (Italy)	Biopharma		6,118	—	—	—	—	6,118
Biomat USA, Inc.(USA)	Biopharma		676,321	—	—	175,920	47,707	899,948
Grifols Australia Pty Ltd. (Australia) / Medion Diagnostics AG (Switzerland)	Diagnostic		9,752	—	—	—	107	9,859
Grifols Therapeutics, Inc. (USA)	Biopharma		1,962,024	—	—	—	121,408	2,083,432
Progenika Biopharma, S.A. (Spain)	Diagnostic		40,516	—	—	—	—	40,516
Grifols Diagnostic (Novartis & Hologic) (USA, Spain and Hong Kong)	Diagnostic		2,565,493	—	—	—	157,292	2,722,785
Kiro Grifols S.L. (Spain)	Others		24,376	—	—	—	—	24,376
Goetech LLC (USA)	Others	Note 3	59,590	—	(63,798)	—	4,208	—
Haema AG (Germany)	Biopharma		190,014	—	—	—	—	190,014
BPC Plasma, Inc. (formerly Biotest Pharma Corp; USA)	Biopharma		151,584	—	—	—	9,380	160,964
Interstate Blood Bank, Inc. (USA)	Biopharma		171,184	—	—	(175,920)	4,736	—
Plasmavita Healthcare GmbH (Germany)	Biopharma		9,987	—	—	—	—	9,987
Alkahest, Inc (USA)	Others		77,675	—	—	—	4,806	82,481
Grifols Canada Therapeutics, Inc (formerly Green Cross Biotherapeutics, Inc.) (Canada)	Biopharma		155,755	—	—	—	(980)	154,775
GigaGen, Inc (USA)	Others		112,621	—	—	—	6,969	119,590
Prometic Plasma Resources, Inc. (Canada)	Biopharma	Note 3	7,706	(4,894)	—	—	(10)	2,802
Haema Plasma Kft. (Hungary)	Biopharma	Note 3	—	14,739	—	—	(1,210)	13,529
Grifols Biotest Holdings GmbH / Biotest AG (Germany)	Biopharma	Note 3	—	303,624	—	—	—	303,624
Access Biologicals, LLC (USA)	Bio Supplies	Note 3	—	180,834	—	—	(1,472)	179,362
			6,228,901	494,303	(63,798)	—	352,503	7,011,909
				(See note 3)

Details of and movement in this caption of the consolidated balance sheet at 31 December 2021 are as follows:

			Thousands of Euros
			Balance at	Business		Translation	Balance at
	Segment	Reference	31/12/2020	Combination	Transfers	differences	31/12/2021
Net value
Grifols UK.Ltd. (UK)	Biopharma		7,674	—	—	511	8,185
Grifols Italia.S.p.A. (Italy)	Biopharma		6,118	—	—	—	6,118
Biomat USA, Inc.(USA)	Biopharma		234,791	345,844	51,364	44,322	676,321
Grifols Australia Pty Ltd. (Australia) / Medion Diagnostics AG (Switzerland)	Diagnostic		9,538	—	—	214	9,752
Grifols Therapeutics, Inc. (USA)	Biopharma		1,816,404	—	—	145,620	1,962,024
Araclon Biotech, S.L. (Spain)	Diagnostic		6,000	(6,000)	—	—	—
Progenika Biopharma, S.A. (Spain)	Diagnostic		40,516	—	—	—	40,516
Grifols Diagnostic (Novartis & Hologic) (USA, Spain and Hong Kong)	Diagnostic		2,376,978	—	—	188,515	2,565,493
Kiro Grifols S.L. (Spain)	Others		24,376	—	—	—	24,376
Goetech LLC (USA)	Others		55,167	—	—	4,423	59,590
Haema AG (Germany)	Biopharma		190,014	—	—	—	190,014
BPC Plasma, Inc. (formerly Biotest Pharma Corp; USA)	Biopharma		140,334	—	—	11,250	151,584
Interstate Blood Bank, Inc. (USA)	Biopharma		158,479	—	—	12,705	171,184
Plasmavita Healthcare GmbH (Germany)	Biopharma		9,987	—	—	—	9,987
Alkahest, Inc (USA)	Others		71,910	—	—	5,765	77,675
Grifols Canada Therapeutics, Inc (formerly Green Cross Biotherapeutics, Inc.) (Canada)	Biopharma	Note 3	134,569	16,667	—	12,225	163,461
GCAM, Inc (formerly Green Cross America Inc.) (USA)	Biopharma		49,416	—	(51,364)	1,948	—
GigaGen, Inc (USA)	Biopharma	Note 3	—	105,460	—	7,161	112,621
			5,332,271	461,971	0	434,659	6,228,901

Impairment testing:

CGUs correspond to the reporting segments except for the Others segment which corresponds to Kiro Grifols and GigaGen as separated GGU.

As a result of the acquisition of Talecris in 2011, and for impairment testing purposes, the Group combines the CGUs allocated to the Biopharma segment, grouping them together at segment level, because substantial synergies were expected to arise on the acquisition of Talecris, and due to the vertical integration of the business and the lack of an independent organized market for the products. Because the synergies benefit the Biopharma segment globally they cannot be allocated to individual CGUs. The Biopharma segment represents the lowest level to which goodwill is allocated and is subject to control by Group management for internal control purposes.

As a result of the acquisition of Novartis’ Diagnostic business unit in 2014, the Group decided to combine Araclon, Progenika, Australia and Hologic’s share of NAT donor screening unit acquisition into a single CGU for the Diagnostic business as the acquisition is supporting not only the vertically integration business but also cross-selling opportunities. In addition, for management purposes, the Group’s management is focused on the business more than geographical areas or individual companies.

The Hospital division is no longer a reportable segment since it does not meet any of the quantitative thresholds described in IFRS 8 Operating Segments. The segment information included in the Hospital CGU in previous years is currently grouped into an Others segment.

In addition, due to the acquisition of the remaining 51% stake in Access Biologicals, a new CGU for the Bio Supplies business has been identified (see note 3).

The CGUs established by Grifols management are:

●	Biopharma
●	Diagnostic
●	Bio Supplies
●	Kiro Grifols
●	GigaGen

The recoverable amount of the Biopharma CGU and Bio Supplies CGU has been calculated based on its value in use calculated as the present value of the five-year future cash flows discounted at a discount rate considering the related inherent risk.

The recoverable amount of the Diagnostic CGU has been calculated based on its fair value less costs to sell calculated as the present value of future cash flows approved by Management discounted at a discount rate considering the inherent risk.. Due to the reorganization to boost the business units, a long term strategic plan has been approved in order to transform the Diagnostic business unit by investments which will lead to a beyond five year growth. Consequently, management has estimated future cash flows for the period 2023-2033.

The recoverable amount of the Kiro Grifols CGU has been calculated based on its fair value less costs to sell calculated as the present value of the five-year cash flows discounted at a discount rate considering the related inherent risk.

For the calculation of the recoverable amount, management has considered:

●	Gross margin based on historical performance and actual situation
●	Development prospects in the international market
●	Current investments
●	Investments which will imply a significant growth of the production capacity for those cases whose fair value has been considered

Cash flows estimated as of the year in which stable growth in the CGU has been reached are extrapolated using the estimated growth rates indicated below. Perpetual growth rates are consistent with the forecasts included in industry reports.

The recoverable amount of the GigaGen CGU has been determined based on the fair value less costs to sell, calculated as the present value of the future cash flows mainly of a research and development project that have been approved by management, adjusted by the probability of success and discounted at a discount rate that includes their inherent risk. Cash flows have been estimated taking into consideration a useful life of 20 years from the product launch and their reduction as of the sixth year.

The key assumptions used in calculating impairment testing of the CGUs for 2021 were as follows:

	Perpetual Growth rate	Pre-tax discount rate
Bioscience	2.0%	9.0%
Diagnostic	2.0%	9.3%

The key assumptions used in calculating impairment testing of the CGUs for 2022 have been as follows:

	Perpetual Growth rate	Pre-tax discount rate
Biopharma	1.9%	10.9%
Diagnostic	1.9%	9.7%
Bio Supplies	1.9%	10.9%
Kiro Grifols	1.5%	11.6%
GigaGen	N/A	19.6%

Additionally, the following key assumptions have been used for the GigaGen CGU impairment testing:

	Sink rate	Success rate
GigaGen	5.0%	20.0%

Likewise, for the impairment test of the Diagnostic CGU, the sales of Blood Typing Solution (BTS) and those of the Clinical Diagnostic have been considered as key assumptions.

The discount rate used reflects specific risks relating to the CGUs and the countries in which they operate. The main assumptions used for determining the discount rate are as follows:

●	Risk free rate: normalized government bonds at 10 years
●	Market risk premium: premium based on market research
●	Unlevered beta: average market beta
●	Debt to equity ratio: average market ratio

In 2021, the reasonably possible changes considered for the CGUs impairment testing were a variation in the discount rate, as well as in the estimated perpetual growth rate, , with independent movements of each other, as follows:

	Perpetual Growth rate	Pre-tax discount rate
Bioscience	+/- 50 bps	+/- 50 bps
Diagnostic	+/- 50 bps	+/- 50 bps

In 2022, and according to the current economic context, the reasonably possible changes considered for the CGUs impairment testing are a variation in the discount rate, as well as in the estimated perpetual growth rate, with independent movements of each other, as follows:

	Perpetual Growth rate	Pre-tax discount rate
Biopharma	+/- 50 bps	+/- 50 bps
Diagnostic	+/- 50 bps	+/- 50 bps
Bio Supplies	+/- 50 bps	+/- 50 bps
Kiro Grifols	+/- 50 bps	+/- 50 bps
GigaGen	No aplica	+/- 100 bps

Additionally, for the impairment test of the Diagnostic CGU, two scenarios of sensitivity to variations in the sales of the Blood Typing Solutions (BTS) business line and the Clinical Diagnostics (CDx) business line have also been considered. In the first case, sales projections were estimated to be approximately 10% lower than initially projected, on average, each year. In the second case, a projection has been estimated so that Clinical Diagnostics sales from 2029 onwards represent on average 80% of the initially estimated sales.

In addition, the following reasonably possible changes have been considered for the GigaGen CGU impairment testing with independent movements of each other:

	Sink rate	Success rate
GigaGen	+/- 100 bps	+/- 100 bps

The reasonably possible changes in key assumptions considered by management in the calculation of the recoverable amount of the Biopharma, Bio Supplies, Kiro Grifols and GigaGen CGU’s would not cause the carrying amount to exceed its recoverable amount.

The reasonably possible changes in key assumptions considered by management in the calculation of the Diagnostic CGU recoverable amount would cause the carrying amount to exceed its recoverable amount as follows:

% of asset value
Perpetual Growth rate	-1%
Pre-tax discount rate	-4%
Sensitivity to BTS sales	-1%
Sensitivity to CDx sales	-4%

At 31 December 2022 Grifols’ stock market capitalization totals Euros 6,636 million (Euros 9,834 million at 31 December 2021).